Share Capital	12 Months Ended
Dec. 31, 2013
Stockholders' Equity Note [Abstract]
Share capital
Share Capital
(a) Authorized and Issued
The authorized share capital of XL-Ireland is $9,999,900 and €40,000, divided into: (i) 500,000,000 ordinary shares, par value $0.01 each, (ii) 499,990,000 undesignated shares, par value $0.01 each and (iii) 40,000 subscriber shares, par value €1 each. Holders of ordinary shares are entitled to one vote for each share.
Ordinary Shares
The following table is a summary of ordinary shares issued and outstanding:

(in thousands)	2013	2012
Balance – beginning of year	298,682	315,646
Exercise of options	927	383
Net issuance of restricted shares	1,240	959
Share buybacks (1)	(22,596)	(18,306)
Balance – end of year	278,253	298,682
____________

(1)
Includes share buybacks associated with authorized share buyback programs as well as purchases related to satisfying tax withholding obligations of employees in connection with the vesting of restricted shares granted under the Company’s equity compensation programs.

Ordinary Share Buybacks
On February 22, 2013, XL-Ireland announced that its Board of Directors approved a new share buyback program, authorizing XL-Ireland to purchase up to $850 million of its ordinary shares (the “February 2013 Program”). This authorization replaced the approximately $250 million remaining under the then existing Program.
During the year ended December 31, 2013, the Company purchased and canceled 22.5 million shares for $673.3 million at an average price of $29.86 per share. At December 31, 2013, $275.0 million remained available for purchase under the February 2013 Program.
All share buybacks were carried out by way of redemption in accordance with Irish law and XL Ireland's constitutional documents. All shares so redeemed were canceled upon redemption.
Equity Security Units
In August 2011, in accordance with the terms of the 10.75% equity security units (the “10.75% Units”), XL-Cayman purchased and retired all of the 8.25% senior notes due August 2021 (the “8.25% Senior Notes”) for $575 million in a remarketing. These notes comprised a part of the 10.75% Units. The proceeds from the remarketing were used to satisfy the purchase price for XL-Ireland’s ordinary shares issued to holders of the 10.75% Units pursuant to the forward purchase contracts comprising a part of the 10.75% Units. Each forward purchase contract provided for the issuance of 1.3242 ordinary shares of XL-Ireland at a price of $25 per share. The settlement of the forward purchase contracts resulted in XL-Ireland’s issuance of an aggregate of 30,456,600 ordinary shares for an aggregate purchase price of $575 million. As a result of the settlement of the forward purchase contracts, the 10.75% Units ceased to exist and were no longer traded on the NYSE.
(b) Preferred shares and Non-controlling Interest in Equity of Consolidated Subsidiaries
All of the preferred shares discussed in this section were issued by XL-Cayman. XL-Ireland has no preferred shares outstanding and has never issued any preferred shares.
Redeemable Series C Preference Ordinary Shares
On February 12, 2010, XL-Cayman purchased a portion of its outstanding Redeemable Series C preference ordinary shares, which resulted in approximately 4.4 million Series C preference ordinary shares with a liquidation value of $110.8 million being purchased by XL-Cayman for approximately $94.2 million. As a result, a book value gain of approximately $16.6 million was recorded in the first quarter of 2010 to ordinary shareholders.
On February 16, 2011, XL-Ireland purchased 30,000 of the outstanding Redeemable Series C preference ordinary shares with a liquidation preference value of $0.75 million for $0.65 million.
On August 15, 2011, XL-Cayman completed a cash tender offer for its outstanding Redeemable Series C preference ordinary shares that resulted in 2,811,000 Redeemable Series C preference ordinary shares with a liquidation value of $25 per share being repurchased and canceled by XL-Cayman for approximately $71.0 million including accrued and unpaid dividends and professional fees. Subsequent to the expiration of the tender offer, and on the same terms as the offer, XL-Cayman repurchased and canceled the remaining outstanding Redeemable Series C preference ordinary shares for approximately $0.9 million plus accrued and unpaid dividends. As of December 31, 2011, no Redeemable Series C preference ordinary shares were outstanding.
Series D Preference Ordinary Shares
On October 15, 2011, XL-Cayman issued $350 million Series D Preference Ordinary Shares for consideration of cash and liquid investments which were held in a trust account that was part of the Stoneheath facility. Holders of Stoneheath's securities issued in December 2006 received one Series D Preferred Share in exchange for each Stoneheath security. Dividends on the Series D Preference Ordinary Shares are declared and paid quarterly at a floating rate of three-month LIBOR plus 3.120% on the liquidation preference. XL-Cayman used the consideration it received as partial funding for the repayment at maturity of the outstanding $600 million XLCFE Notes that were issued by XLCFE, with the balance available for general corporate purposes. For further details regarding Stoneheath, see Note 15, “Off-Balance Sheet Arrangements.”
On December 5, 2011, XL-Ireland purchased and held 5,000 of the outstanding Series D Preference Ordinary Shares with an aggregate liquidation preference value of $5.0 million for $3.7 million, including accrued dividends. As a result of these purchases, the Company recorded a gain of approximately $1.3 million through Non-controlling interests in the Consolidated Statement of Income in the fourth quarter of 2011.
Series E Preference Ordinary Shares
On March 15, 2007, XL-Cayman issued 1.0 million Fixed/Floating Series E Perpetual Non-Cumulative preference ordinary shares, par value $0.01 each, with liquidation preference value of $1,000 per share (the “Series E preference ordinary shares”). The Company received net proceeds of approximately $983.8 million from the offering. The Series E preference ordinary shares are perpetual securities with no fixed maturity date and are not convertible. Dividends on the Series E preference ordinary shares are declared and paid semi-annually at a rate of $32.50 per share.
On February 16, 2011, XL-Ireland purchased 500 of the outstanding Series E preference ordinary shares with an aggregate liquidation preference value of $0.50 million for $0.47 million. As a result of these purchases, the Company recorded a reduction in Non-controlling interests of approximately $0.13 million in the first quarter of 2011.
(c) Stock Plans
The Company’s performance incentive programs provide for grants of stock options, restricted stock, restricted stock units, performance units and stock appreciation rights. Share-based compensation granted by the Company generally contains a vesting period of three or four years, and certain awards also contain performance conditions. The Company records compensation expense related to each award over its vesting period, incorporating the best estimate of the expected outcome of performance conditions where applicable. Compensation expense is generally recorded on a straight line basis over the vesting period of an award.
In connection with, and effective upon, the completion of the Redomestication, XL-Ireland assumed the existing liabilities, obligations and duties of XL-Cayman under the NAC Re Corp. 1989 Stock Option Plan (the “1989 Plan”), the XL Group plc Amended and Restated 1991 Performance Incentive Program (the “1991 Program”), the XL Group plc Amended and Restated 1999 Performance Incentive Program for Employees (the “1999 Program”), the XL Group plc Directors Stock & Option Plan (the “Directors Plan”), the XL Group plc 2009 Cash Long-Term Incentive Program (the “2009 Program”), the XL Group plc Supplemental Deferred Compensation Plan (the “DC Plan,” and together with the 1989 Plan, 1991 Program, the 1999 Program, the Directors Plan and the 2009 Program, the “Programs”). Furthermore, in connection with, and effective upon, the completion of the Redomestication, the Programs were amended by XL-Cayman, among other things, to (i) provide that XL-Ireland and its Board of Directors will succeed to all powers, authorities and obligations of XL-Cayman and its Board of Directors under each Program, (ii) provide that the securities to be issued pursuant to each Program will consist of ordinary shares of XL-Ireland and (iii) otherwise to reflect the completion of the Redomestication.
(d) Options
The fair value of each option grant is estimated on the date of grant using the Black-Scholes option pricing model with the following weighted average assumptions:

	2013	2012	2011
Dividend yield	2.00%	1.90%	1.90%
Risk free interest rate	1.14%	1.15%	2.60%
Volatility	37.0%	46.0%	50.0%
Expected lives	6.0 years	6.0 years	6.0 years

The risk free interest rate is based on U.S. Treasury rates. The expected lives are estimated using the historical exercise behavior of grant recipients. The expected volatility is determined based upon a combination of the historical volatility of the Company’s stock and the implied volatility derived from publicly traded options.
The following is a summary of the stock option plans for the indicated years ended December 31:

(U.S. Dollars in thousands except for numbers of options, weighted average grant date fair value)	2013	2012	2011
Options granted to purchase ordinary shares under directors and employees incentive compensation plans - in thousands	1,047	1,209	974
Weighted average grant date fair value	$8.34	$7.65	$9.81
Total intrinsic value of stock options exercised	$16,076	$3,357	$301
Options exercised during the year - in thousands	927	383	72
Compensation expense related to stock option plans	$8,294	$7,716	$11,848
Estimated tax benefit related to stock option plans	$50	$26	$722
The following is a summary of the stock options at December 31, 2013, and related activity for the year then ended for the Company:

(U.S. Dollars in thousands, except for number of shares, exercise price and term)	Number of Shares (in thousands)	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding – beginning of year	12,091	$38.50	5.0 years	$46,803
Granted	1,047	28.64
Exercised	(927)	13.62
Canceled/Expired	(1,088)	66.48
Outstanding – end of year	11,123	$36.91	4.8 years	$74,927
Options exercisable	9,032	$39.67	3.9 years	$60,593
Available for grant (1)	13,057

(1) Available for grant includes shares that may be granted as either stock options, restricted stock, restricted stock units or performance units.
The aggregate intrinsic value in the table above represents the total pre-tax intrinsic value (the difference between the Company’s closing stock price on the last trading day of the 2013 fiscal year and the exercise price, multiplied by the number of in-the-money-options) that would have been received by the option holders had all option holders exercised their options on December 31, 2013. Total unrecognized stock-based compensation expense related to non-vested stock options was approximately $10.4 million at December 31, 2013, related to approximately 2.1 million options, which is expected to be recognized over a weighted- average period of 1.3 years. The exercise price of the Company’s outstanding options granted is the market price of the Company’s ordinary shares on the grant date, except that during 2004, 295,000 options were granted with an exercise price of $88.00 when the market price was $77.10.
(e) Restricted Stock, Restricted Stock Units and Performance Units
Restricted Stock
Restricted stock awards issued under the 1991 Performance Incentive Program and the Directors Stock and Option Plan vest as set forth in the applicable award agreements. Each restricted stock award represents the Company’s obligation to deliver to the holder one ordinary share. The employees and directors who are granted a restricted stock award shall have all the rights of a shareholder, including the right to vote and receive dividends, but the shares are subject to certain restrictions prior to vesting relating to, among other things, forfeiture in the event of termination of employment and transferability.
A summary of the restricted stock awards issued under the 1991 Performance Incentive Program and the Directors Stock and Option Plan for the indicated years ended December 31 is as follows:

(In thousands except for weighted average grant date fair value)	2013	2012	2011
Restricted ordinary shares granted	181	325	49
Weighted average grant date fair value	$29.44	$20.92	$23.33
Aggregate grant date fair value	$5,325	$6,811	$1,140
Compensation expense related to restricted stock awards	$4,419	$5,399	$7,101
Estimated tax benefit related to restricted stock awards	$1,047	$1,113	$1,546

Total unrecognized stock based compensation expense related to non-vested restricted stock awards was approximately $6.6 million at December 31, 2013, related to approximately 0.6 million restricted stock awards, which is expected to be recognized over 1.5 years.
Non-vested restricted stock awards at December 31, 2013 and for the year then ended for the Company were as follows:

(In thousands except for weighted average grant date fair value)	Number of Shares	Weighted Average Grant Date Fair Value
Unvested at December 31, 2012	550	$33.34
Granted	181	$29.44
Vested	(134)	$25.27
Forfeited	(4)	$42.48
Unvested at December 31, 2013	593	$33.92

Restricted Stock Units
Each restricted stock unit represents the Company’s obligation to deliver to the holder one ordinary share upon satisfaction of the three-year vesting term. Restricted stock units are granted at the closing market price on the day of grant and entitle the holder to receive dividends declared and paid in the form of additional ordinary shares contingent upon vesting.
A summary of the restricted stock units issued to officers of the Company and its subsidiaries for the indicated years ended December 31 is as follows:

(In thousands)	2013	2012	2011
Restricted stock units granted	1,803	1,312	1,318
Aggregate grant date fair value	$51,829	$27,194	$30,027
Compensation expense related to restricted stock units	$32,874	$24,451	$15,033
Estimated tax benefit related to restricted stock units	$8,813	$6,501	$3,998

Total unrecognized stock-based compensation expense related to non-vested restricted stock units was approximately $48.8 million as of December 31, 2013, related to approximately 2.9 million restricted stock units, which is expected to be recognized over 1.4 years.
Non-vested restricted stock units as of December 31, 2013 and for the year then ended for the Company were as follows:

(In thousands except for weighted average grant date fair value)	Number of Shares	Weighted Average Grant Date Fair Value
Unvested at December 31, 2012	2,446	$21.04
Granted	1,803	$28.75
Vested	(1,187)	$20.75
Forfeited	(131)	$23.95
Unvested at December 31, 2013	2,931	$25.77

Performance Units
The performance units vest after three years and entitle the holder to shares of the Company’s stock. There are no dividend rights associated with the performance units. Each grant of performance units has a target number of shares, with final payouts ranging from 0% to 200% of the grant amount depending upon a combination of corporate and business segment performance along with each employee’s continued service through the vesting date. Performance targets are based on relative and absolute financial performance metrics. A summary of the performance units issued to certain employees of the Company for the indicated years ended December 31 is as follows:

(In thousands)	2013	2012	2011
Performance units granted	656	1,527	1,289
Potential maximum share payout	1,312	3,054	2,578
Aggregate grant date fair value	$17,753	$29,537	$28,544
Compensation expense related to performance units	$1,041	$9,919	$7,242
Estimated tax benefit (charge) related to performance units	$(176)	$1,943	$1,419

Total unrecognized stock-based compensation expense related to non-vested performance units was approximately $19.0 million as of December 31, 2013, related to approximately 1.7 million performance units, which is expected to be recognized over 1.9 years. Non-vested restricted performance units as of December 31, 2013 were as follows:

(In thousands except for weighted average grant date fair value)	Number of Shares	Weighted Average Grant Date Fair Value
Unvested at December 31, 2012	2,556	$20.07
Granted	656	$27.05
Vested	(291)	$17.20
Forfeited	(79)	$21.97
Performance driven reduction	(1,155)	$20.36
Unvested at December 31, 2013	1,687	$22.99

(f) Voting
XL-Ireland’s Articles of Association restrict the voting power of any person to less than approximately 10% of total voting power.